UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds – 77.5%
	Basic Materials – 3.2%
$1,267,000	B2Gold Corp. 3.250%, 10/1/2018[1,2,3]	$1,272,701
2,217,000	Cleveland-Cliffs, Inc. 1.500%, 1/15/2025[1,3]	2,728,462
2,146,000	First Majestic Silver Corp. 1.875%, 3/1/2023[1,2,4]	2,235,703
2,901,000	SSR Mining, Inc. 2.875%, 2/1/2033[1,2,5]	2,870,177
		9,107,043
	Communications – 9.7%
2,441,000	51job, Inc. 3.250%, 4/15/2019[1,2,3]	5,604,780
1,407,000	Chegg, Inc. 0.250%, 5/15/2023[1,4]	1,669,282
1,169,000	DISH Network Corp. 3.375%, 8/15/2026[1]	1,135,211
	FireEye, Inc.
614,000	0.875%, 6/1/2024[1,4]	581,600
818,000	1.625%, 6/1/2035[1,5]	751,255
920,000	GDS Holdings Ltd. 2.000%, 6/1/2025[1,2,4]	955,764
1,257,000	Harmonic, Inc. 4.000%, 12/1/2020[1]	1,312,616
5,240,000	Liberty Interactive LLC 3.500%, 1/15/2031[1,5]	3,330,586
633,000	Okta, Inc. 0.250%, 2/15/2023[1,4]	784,505
925,000	Pandora Media, Inc. 1.750%, 12/1/2023[1]	994,756
959,000	Quotient Technology, Inc. 1.750%, 12/1/2022[1,4]	994,040
590,000	Twitter, Inc. 1.000%, 9/15/2021[1]	572,363
3,199,000	Wayfair, Inc. 0.375%, 9/1/2022[1,4]	4,129,151
1,921,000	Weibo Corp. 1.250%, 11/15/2022[1,2,4]	1,935,473
2,102,000	Yandex N.V. 1.125%, 12/15/2018[1,2]	2,087,044
517,000	Zillow Group, Inc. 2.000%, 12/1/2021[1,3]	657,523
		27,495,949

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Consumer, Cyclical – 3.1%
	EZCORP, Inc.
$1,104,000	2.125%, 6/15/2019[1]	$1,121,688
615,000	2.375%, 5/1/2025[1,4]	602,903
1,280,000	Meritor, Inc. 3.250%, 10/15/2037[1,4,5]	1,271,361
1,963,000	Navistar International Corp. 4.750%, 4/15/2019[1]	2,027,936
	Tesla, Inc.
1,215,000	1.250%, 3/1/2021[1,3]	1,372,168
1,927,000	2.375%, 3/15/2022[1]	2,342,837
		8,738,893
	Consumer, Non-cyclical – 20.8%
1,922,000	Acorda Therapeutics, Inc. 1.750%, 6/15/2021[1,3]	1,867,058
2,061,000	Alder Biopharmaceuticals, Inc. 2.500%, 2/1/2025[1,3]	2,146,119
2,857,000	AMAG Pharmaceuticals, Inc. 3.250%, 6/1/2022[1]	2,923,762
1,507,000	Clovis Oncology, Inc. 1.250%, 5/1/2025[1]	1,392,509
1,079,000	Depomed, Inc. 2.500%, 9/1/2021[1]	885,500
989,000	Endologix, Inc. 3.250%, 11/1/2020[1]	908,850
2,754,000	Exact Sciences Corp. 1.000%, 1/15/2025[1]	2,903,358
618,000	Flexion Therapeutics, Inc. 3.375%, 5/1/2024[1]	756,476
	Herbalife Ltd.
1,035,000	2.000%, 8/15/2019[1,2]	1,341,245
1,251,000	2.625%, 3/15/2024[1,2,4]	1,328,636
1,542,000	Horizon Pharma Investment Ltd. 2.500%, 3/15/2022[1,2]	1,481,564
1,619,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[1]	1,527,607
3,265,000	Innoviva, Inc. 2.125%, 1/15/2023[1]	3,179,836
3,026,000	Insmed, Inc. 1.750%, 1/15/2025[1]	2,789,215
1,966,000	Insulet Corp. 1.250%, 9/15/2021[1,3]	2,992,787
319,000	Invacare Corp. 4.500%, 6/1/2022[1]	424,702

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Consumer, Non-cyclical (Continued)
$2,639,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/2021[1,3]	$2,599,296
2,966,000	Ironwood Pharmaceuticals, Inc. 2.250%, 6/15/2022[1]	3,948,143
1,407,000	Jazz Investments I Ltd. 1.500%, 8/15/2024[1,2,4]	1,471,140
1,227,000	Ligand Pharmaceuticals, Inc. 0.750%, 5/15/2023[1,4]	1,272,155
1,634,000	Medicines Co. 2.750%, 7/15/2023[1]	1,651,124
1,591,000	Neurocrine Biosciences, Inc. 2.250%, 5/15/2024[1]	2,300,161
1,200,000	Novavax, Inc. 3.750%, 2/1/2023[1]	709,792
2,200,000	Pacira Pharmaceuticals, Inc. 2.375%, 4/1/2022[1]	2,050,107
1,986,000	Radius Health, Inc. 3.000%, 9/1/2024[1]	1,852,247
1,439,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/2024[1,4]	2,773,802
1,226,000	Square, Inc. 0.500%, 5/15/2023[1,4]	1,314,119
1,265,000	Supernus Pharmaceuticals, Inc. 0.625%, 4/1/2023[1,4]	1,547,953
1,272,000	Team, Inc. 5.000%, 8/1/2023[1,4]	1,627,716
1,630,000	Theravance Biopharma, Inc. 3.250%, 11/1/2023[1,2]	1,619,795
2,343,000	Wright Medical Group N.V. 2.250%, 11/15/2021[1,2,3]	3,130,363
		58,717,137
	Energy – 7.2%
5,208,000	Cheniere Energy, Inc. 4.250%, 3/15/2045[1,3,5]	4,149,208
1,496,000	Chesapeake Energy Corp. 5.500%, 9/15/2026[1]	1,524,102
2,572,000	Ensco Jersey Finance Ltd. 3.000%, 1/31/2024[1,2]	2,394,887
496,000	Helix Energy Solutions Group, Inc. 4.125%, 9/15/2023[1,3]	585,925
1,196,000	Newpark Resources, Inc. 4.000%, 12/1/2021[1,4]	1,655,385

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Energy (Continued)
$1,851,000	Renewable Energy Group, Inc. 4.000%, 6/15/2036[1,3,5]	$3,304,961
3,078,000	SEACOR Holdings, Inc. 3.250%, 5/15/2030[1,5]	3,151,533
2,127,000	Tesla Energy Operations, Inc. 1.625%, 11/1/2019[1]	1,984,446
1,631,000	Weatherford International Ltd. 5.875%, 7/1/2021[1,2]	1,609,194
		20,359,641
	Financial – 14.7%
2,656,000	American Residential Properties OP LP 3.250%, 11/15/2018[1,3,4]	3,284,070
2,665,000	Apollo Commercial Real Estate Finance, Inc. 4.750%, 8/23/2022[1]	2,644,746
1,154,000	AXA S.A. 7.250%, 5/15/2021[1,2,4]	1,208,263
	Blackstone Mortgage Trust, Inc.
2,768,000	4.375%, 5/5/2022[1]	2,727,521
776,000	4.750%, 3/15/2023[1]	755,961
	Encore Capital Group, Inc.
1,904,000	3.000%, 7/1/2020[1,3]	1,920,317
1,164,000	2.875%, 3/15/2021[1]	1,079,373
1,821,000	Forestar Group, Inc. 3.750%, 3/1/2020[1]	1,821,157
2,213,000	Granite Point Mortgage Trust, Inc. 5.625%, 12/1/2022[1,4]	2,255,711
1,037,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.125%, 9/1/2022[1]	998,112
1,233,000	Hope Bancorp, Inc. 2.000%, 5/15/2038[1,4,5]	1,204,209
	IH Merger Sub LLC
2,806,000	3.000%, 7/1/2019[1,3]	3,555,219
513,000	3.500%, 1/15/2022[1]	573,845
640,000	iStar, Inc. 3.125%, 9/15/2022[1,4]	623,945
613,000	KKR Real Estate Finance Trust, Inc. 6.125%, 5/15/2023[1,4]	615,298
2,226,000	MGIC Investment Corp. 9.000%, 4/1/2063[1,4]	3,037,724
3,458,000	Pennymac Corp. 5.375%, 5/1/2020[1,3]	3,474,823
	PRA Group, Inc.
1,824,000	3.000%, 8/1/2020[1]	1,758,028

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Financial (Continued)
$1,594,000	3.500%, 6/1/2023[1]	$1,699,172
2,779,000	Prospect Capital Corp. 4.750%, 4/15/2020[1]	2,782,210
	Redwood Trust, Inc.
1,058,000	4.750%, 8/15/2023[1]	1,028,482
1,069,000	5.625%, 7/15/2024[1]	1,060,326
1,445,000	TCP Capital Corp. 5.250%, 12/15/2019[1,3]	1,468,097
		41,576,609
	Industrial – 9.3%
1,908,000	Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/2023[1,3]	2,471,205
2,343,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 6/1/2024[1]	3,112,031
2,247,000	Cemex S.A.B. de C.V. 3.720%, 3/15/2020[1,2]	2,260,891
1,197,000	Chart Industries, Inc. 2.000%, 8/1/2018[1]	1,212,507
1,349,000	Echo Global Logistics, Inc. 2.500%, 5/1/2020[1]	1,401,591
1,380,000	Golar LNG Ltd. 2.750%, 2/15/2022[1,2,3]	1,512,414
1,562,000	II-VI, Inc. 0.250%, 9/1/2022[1,4]	1,748,176
639,000	Kaman Corp. 3.250%, 5/1/2024[1]	773,829
1,621,000	Knowles Corp. 3.250%, 11/1/2021[1]	1,809,902
2,314,000	OSI Systems, Inc. 1.250%, 9/1/2022[1]	2,250,525
1,007,000	Ship Finance International Ltd. 4.875%, 5/1/2023[1,2,3]	1,040,221
2,038,000	SunPower Corp. 4.000%, 1/15/2023[1]	1,730,443
2,589,000	TTM Technologies, Inc. 1.750%, 12/15/2020[1]	4,837,205
		26,160,940
	Technology – 9.0%
626,000	Apptio, Inc. 0.875%, 4/1/2023[1,4]	698,903
1,232,000	Atlassian, Inc. 0.625%, 5/1/2023[1,4]	1,277,674

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Technology (Continued)
$637,000	Carbonite, Inc. 2.500%, 4/1/2022[1]	$947,538
	Envestnet, Inc.
2,522,000	1.750%, 12/15/2019[1]	2,662,014
613,000	1.750%, 6/1/2023[1,4]	632,494
2,057,000	j2 Global, Inc. 3.250%, 6/15/2029[1,5]	2,789,991
3,207,000	Microchip Technology, Inc. 1.625%, 2/15/2027[1,3]	3,742,992
1,871,000	Momo, Inc. 1.250%, 7/1/2025[1,2,4]	1,837,524
936,000	MongoDB, Inc. 0.750%, 6/15/2024[1,4]	915,601
613,000	New Relic, Inc. 0.500%, 5/1/2023[1,4]	677,756
1,379,000	Pure Storage, Inc. 0.125%, 4/15/2023[1,4]	1,544,299
637,000	RealPage, Inc. 1.500%, 11/15/2022[1]	905,796
1,638,000	Synaptics, Inc. 0.500%, 6/15/2022[1]	1,626,007
622,000	Unisys Corp. 5.500%, 3/1/2021[1]	936,277
1,531,000	Veeco Instruments, Inc. 2.700%, 1/15/2023[1]	1,354,488
2,733,000	Workday, Inc. 0.250%, 10/1/2022[1,4]	2,875,881
		25,425,235
	Utilities – 0.5%
1,380,000	NRG Energy, Inc. 2.750%, 6/1/2048[1,4,5]	1,336,392

	Total Bonds (Cost $199,962,969)	218,917,839

Number of Shares
	Exchange-Traded Funds – 1.2%
146,634	ProShares Short 20+ Year Treasury	3,319,794

	Total Exchange-Traded Funds (Cost $3,520,778)	3,319,794

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Preferred Stocks – 14.9%
	Basic Materials – 1.0%
2,729	A Schulman, Inc. 6.000%, N/A [1,6]	$2,865,527

	Communications – 1.1%
5,694	Iridium Communications, Inc. 6.750%, N/A [1,3,6]	3,122,931

	Consumer, Non-cyclical – 2.0%
37,292	Becton, Dickinson and Co. 6.125%, 5/1/2020[1]	2,310,799
20,170	Bunge Ltd. 4.875%, N/A [1,2,3,6]	2,180,881
2,611	Teva Pharmaceutical Industries Ltd. 7.000%, 12/15/2018[1,2]	1,168,423
		5,660,103
	Energy – 0.4%
1,781	Chesapeake Energy Corp. 5.750%, N/A [1,6]	1,117,577

	Financial – 5.3%
14,519	AMG Capital Trust II 5.150%, 10/15/2037[1]	869,325
543	Bank of America Corp. 7.250%, N/A1,3,6	679,565
2,330	Cowen Group, Inc. 5.625%, N/A [1,3,6]	1,894,756
66,003	iStar Financial, Inc. 4.500%, N/A [1,3,5,6]	3,126,892
41,987	New York Community Capital Trust V 6.000%, 11/1/2051[1]	2,097,041
5,453	QTS Realty Trust, Inc. 6.500%, N/A [1,6]	549,526
17,076	Virtus Investment Partners, Inc. 7.250%, 2/1/2020[1]	1,876,055
1,086	Wells Fargo & Co. 7.500%, N/A [1,6]	1,366,644
41,206	Welltower, Inc. 6.500%, N/A [1,6]	2,446,400
		14,906,204
	Industrial – 0.7%
2,051	Fortive Corp. 5.000%, 7/1/2021[1]	2,068,392

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Preferred Stocks (Continued)
	Technology – 3.3%
37,344	Mandatory Exchangeable Trust 5.750%, 6/1/2019[1,4]	$7,795,788
1,163	NCR Corp. 5.500%, N/A [1,6]	1,410,174
		9,205,962
	Utilities – 1.1%
32,048	Vistra Energy Corp. 7.000%, 7/1/2019[1]	3,041,355

	Total Preferred Stocks (Cost $35,907,725)	41,988,051

	Short-Term Investments – 6.4%
18,107,704	Fidelity Investments Money Market Funds - Treasury Portfolio - Institutional Class, 1.722%[7]	18,107,704

	Total Short-Term Investments (Cost $18,107,704)	18,107,704

	Total Investments – 100.0% (Cost $257,499,176)	282,333,388
	Other Assets in Excess of Liabilities – 0.0%	24,653

	Total Net Assets – 100.0%	$282,358,041
	Securities Sold Short – (43.4)%
	Common Stocks – (43.4)%
	Basic Materials – (1.6)%
(36,507)	A. Schulman, Inc.	(1,624,561)
(199,928)	Cleveland-Cliffs, Inc.*	(1,685,393)
(136,587)	First Majestic Silver Corp.*2	(1,042,159)
(23,542)	SSR Mining, Inc.*2	(232,360)
		(4,584,473)
	Communications – (6.6)%
(56,002)	51job, Inc. - ADR*2	(5,468,035)
(39,596)	Chegg, Inc.*	(1,100,373)
(10,941)	DISH Network Corp. - Class A*	(367,727)
(17,249)	FireEye, Inc.*	(265,462)
(12,485)	GDS Holdings Ltd. - ADR*2	(500,524)
(122,161)	Harmonic, Inc.*	(519,184)
(180,974)	Iridium Communications, Inc.*	(2,913,681)
(19,568)	Motorola Solutions, Inc.	(2,277,128)
(10,062)	Okta, Inc.*	(506,823)
(68,609)	Pandora Media, Inc.*	(540,639)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Communications (Continued)
(35,391)	Quotient Technology, Inc.*	$(463,622)
(1,500)	Twitter, Inc.*	(65,505)
(18,431)	Wayfair, Inc.*	(2,188,866)
(8,526)	Weibo Corp. - ADR*2	(756,768)
(5,311)	Yandex N.V. - Class A*2	(190,665)
(7,120)	Zillow, Inc. - Class C*	(420,507)
		(18,545,509)
	Consumer, Cyclical – (1.1)%
(48,394)	Ezcorp, Inc. - Class A*	(583,147)
(17,312)	Meritor, Inc.*	(356,108)
(3,642)	Navistar International Corp.*	(148,302)
(6,166)	Tesla, Inc.*	(2,114,630)
		(3,202,187)
	Consumer, Non-cyclical – (11.6)%
(19,879)	Acorda Therapeutics, Inc.*	(570,527)
(76,364)	Alder Biopharmaceuticals, Inc.*	(1,206,551)
(71,021)	AMAG Pharmaceuticals, Inc.*	(1,384,909)
(7,484)	Becton, Dickinson and Co.	(1,792,867)
(12,972)	Bunge Ltd.[2]	(904,278)
(11,855)	Clovis Oncology, Inc.*	(539,047)
(25,816)	Depomed, Inc.*	(172,193)
(39,801)	Endologix, Inc.*	(225,274)
(23,692)	Exact Sciences Corp.*	(1,416,545)
(16,178)	Flexion Therapeutics, Inc.*	(418,201)
(32,807)	Herbalife Ltd.*2	(1,762,392)
(21,530)	Horizon Pharma PLC*2	(356,537)
(2,071)	Huron Consulting Group, Inc.*	(84,704)
(105,700)	Innoviva, Inc.*	(1,458,660)
(51,759)	Insmed, Inc.*	(1,224,100)
(30,241)	Insulet Corp.*	(2,591,654)
(16,292)	Invacare Corp.	(303,031)
(17,336)	Ionis Pharmaceuticals, Inc.*	(722,391)
(124,714)	Ironwood Pharmaceuticals, Inc.*	(2,384,532)
(4,110)	Jazz Pharmaceuticals PLC*2	(708,153)
(3,037)	Ligand Pharmaceuticals, Inc.*	(629,175)
(15,075)	Medicines Co.*	(553,252)
(17,611)	Neurocrine Biosciences, Inc.*	(1,730,105)
(138,134)	Novavax, Inc.*	(185,100)
(12,240)	Pacira Pharmaceuticals, Inc.*	(392,292)
(24,821)	Radius Health, Inc.*	(731,475)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
(15,064)	Sarepta Therapeutics, Inc.*	$(1,991,160)
(8,683)	Square, Inc. - Class A*	(535,220)
(16,197)	Supernus Pharmaceuticals, Inc.*	(969,390)
(45,836)	Team, Inc.*	(1,058,812)
(39,687)	Teva Pharmaceutical Industries Ltd. - ADR[2]	(965,188)
(32,169)	Theravance Biopharma, Inc.*2	(729,593)
(82,263)	Wright Medical Group, Inc.*2	(2,135,547)
		(32,832,855)
	Energy – (3.0)%
(15,090)	Cheniere Energy, Inc.*	(983,717)
(138,455)	Chesapeake Energy Corp.*	(725,504)
(94,881)	Ensco PLC - Class A2	(688,836)
(38,739)	Helix Energy Solutions Group, Inc.*	(322,696)
(105,095)	Newpark Resources, Inc.*	(1,140,281)
(154,611)	Renewable Energy Group, Inc.*	(2,759,806)
(25,625)	SEACOR Holdings, Inc.*	(1,467,544)
(65,334)	Weatherford International PLC*2	(214,949)
		(8,303,333)
	Financial – (5.6)%
(1,089)	Affiliated Managers Group, Inc.	(161,902)
(129,823)	American Homes 4 Rent - REIT	(2,879,474)
(39,285)	AXA Equitable Holdings, Inc.*	(809,664)
(70,947)	Cowen Group, Inc. - Class A*	(982,616)
(32,816)	Encore Capital Group, Inc.*	(1,201,066)
(1,571)	Forestar Group, Inc.*	(32,598)
(27,804)	Hope Bancorp, Inc.	(495,745)
(140,107)	Invitation Homes, Inc. - REIT	(3,230,867)
(148,337)	iStar Financial, Inc. - REIT*	(1,600,556)
(16,489)	MGIC Investment Corp.*	(176,762)
(3,413)	PennyMac Mortgage Investment Trust - REIT	(64,813)
(33,142)	PRA Group, Inc.*	(1,277,624)
(6,377)	QTS Realty Trust, Inc. - Class A - REIT	(251,891)
(384)	TCP Capital Corp.	(5,549)
(10,863)	Virtus Investment Partners, Inc.	(1,389,921)
(19,804)	Welltower, Inc. - REIT	(1,241,513)
		(15,802,561)
	Industrial – (5.3)%
(57,070)	Aerojet Rocketdyne Holdings, Inc.*	(1,682,994)
(31,746)	Atlas Air Worldwide Holdings, Inc.*	(2,276,188)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Industrial (Continued)
(38,790)	Cemex S.A.B. de C.V. - ADR*2	$(254,463)
(2,601)	Chart Industries, Inc.*	(160,430)
(15,051)	Echo Global Logistics, Inc.*	(440,242)
(16,408)	Fortive Corp.	(1,265,221)
(23,087)	Golar LNG Ltd.[2]	(680,143)
(19,916)	II-VI, Inc.*	(865,350)
(7,512)	Kaman Corp.	(523,511)
(51,020)	Knowles Corp.*	(780,606)
(12,618)	OSI Systems, Inc.*	(975,750)
(37,352)	Ship Finance International Ltd.[2]	(558,412)
(32,710)	SunPower Corp.*	(250,886)
(244,575)	TTM Technologies, Inc.*	(4,311,857)
		(15,026,053)
	Technology – (7.7)%
(39,368)	Alibaba Group Holding Ltd. - ADR*2	(7,303,945)
(11,288)	Apptio, Inc.*	(408,626)
(9,221)	Atlassian Corp. PLC - Class A*2	(576,497)
(20,932)	Carbonite, Inc.*	(730,527)
(25,932)	Envestnet, Inc.*	(1,424,963)
(23,992)	j2 Global, Inc.	(2,077,947)
(37,309)	Microchip Technology, Inc.	(3,393,254)
(7,858)	Momo, Inc. - ADR*2	(341,823)
(1,248)	MongoDB, Inc.*	(61,938)
(25,256)	NCR Corp.*	(757,175)
(3,719)	New Relic, Inc.*	(374,094)
(36,730)	Pure Storage, Inc.*	(877,112)
(13,082)	RealPage, Inc.*	(720,818)
(9,619)	Synaptics, Inc.*	(484,509)
(51,616)	Unisys Corp.*	(665,847)
(14,531)	Veeco Instruments, Inc.*	(207,067)
(11,518)	Workday, Inc. - Class A*	(1,395,060)
		(21,801,202)
	Utilities – (0.9)%
(15,899)	NRG Energy, Inc.	(488,099)
(89,160)	Vistra Energy Corp.*	(2,109,526)
		(2,597,625)
	Total Common Stocks (Proceeds $101,147,563)	(122,695,798)

	Total Securities Sold Short (Proceeds $101,147,563)	$(122,695,798)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Contracts		Value
	Securities Sold Short (Continued)
	WRITTEN Options Contracts – (0.2)%
	Call Options – (0.2)%
	Equity – (0.2)%
	B2Gold Corp.
(3,219)	Exercise Price: $5.00, Notional Amount: $(1,609,500),
	Expiration Date: October 19, 2018	$(9,657)
	Cleveland-Cliffs, Inc.
(407)	Exercise Price: $9.00, Notional Amount: $(366,300),
	Expiration Date: July 20, 2018	(10,175)
	Ensco PLC
(275)	Exercise Price: $7.00, Notional Amount: $(192,500),
	Expiration Date: July 20, 2018	(14,438)
	Exact Sciences Corp.
(55)	Exercise Price: $70.00, Notional Amount: $(385,000),
	Expiration Date: July 20, 2018	(8,387)
	II-VI, Inc.
(50)	Exercise Price: $40.00, Notional Amount: $(200,000),
	Expiration Date: July 20, 2018	(20,250)
	Ionis Pharmaceuticals, Inc.
(59)	Exercise Price: $44.00, Notional Amount: $(259,600),
	Expiration Date: July 20, 2018	(6,195)
	Ironwood Pharmaceuticals, Inc.
(268)	Exercise Price: $17.50, Notional Amount: $(469,000),
	Expiration Date: July 20, 2018	(63,650)
	Medicines Co.
(67)	Exercise Price: $32.00, Notional Amount: $(214,400),
	Expiration Date: July 20, 2018	(33,500)
	Navistar International Corp.
(73)	Exercise Price: $41.00, Notional Amount: $(299,300),
	Expiration Date: July 20, 2018	(11,133)
	Pacira Pharmaceuticals, Inc.
(49)	Exercise Price: $35.00, Notional Amount: $(171,500),
	Expiration Date: July 20, 2018	(7,962)
	Sarepta Therapeutics, Inc.
(29)	Exercise Price: $95.00, Notional Amount: $(275,500),
	Expiration Date: July 20, 2018	(108,605)
	Square, Inc.
(24)	Exercise Price: $65.00, Notional Amount: $(156,000),
	Expiration Date: July 20, 2018	(7,800)
	Synaptics, Inc.
(34)	Exercise Price: $50.00, Notional Amount: $(170,000),
	Expiration Date: July 20, 2018	(14,790)
	Tesla, Inc.
(5)	Exercise Price: $355.00, Notional Amount: $(177,500),
	Expiration Date: July 20, 2018	(12,163)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Contracts		Value
	Securities Sold Short (Continued)
	WRITTEN Options Contracts (Continued)
	Call Options (Continued)
	Equity (Continued)
	Wayfair, Inc.
(46)	Exercise Price: $85.00, Notional Amount: $(391,000),
	Expiration Date: July 20, 2018	$(168,590)
	Weatherford International PLC
(316)	Exercise Price: $3.50, Notional Amount: $(110,600),
	Expiration Date: July 20, 2018	(3,160)
	Weibo Corp.
(29)	Exercise Price: $115.00, Notional Amount: $(333,500),
	Expiration Date: July 20, 2018	(217)

	Total Call Options (Proceeds $356,299)	(500,672)

	Total WRITTEN Options Contracts (Proceeds $356,299)	$(500,672)

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Convertible security.
[2]	Foreign security denominated in U.S. Dollars.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $61,720,396 which represents 21.9% of Net Assets.
[5]	Callable.
[6]	Perpetual security. Maturity date is not applicable.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Note 1 – Organization

Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. The fund did not enter into any forward foreign currency exchange contracts for the period ended June 30, 2018.

(d) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms. At June 30, 2018, securities pledged as collateral are denoted in the Fund’s Schedule of Investments.

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

(f) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(g) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes

At June 30, 2018, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short, for federal income tax purposes were as follows:

Cost of investments	$156,420,880

Gross unrealized appreciation	$39,457,588
Gross unrealized depreciation	(36,741,550)

Net unrealized appreciation on investments	$2,716,038

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s assets carried at fair value:

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$218,917,839	$-	$218,917,839
Exchange-Traded Funds	3,319,794	-	-	3,319,794
Preferred Stocks
Basic Materials	-	2,865,527	-	2,865,527
Communications	3,122,931	-	-	3,122,931
Consumer, Non-cyclical	5,660,103	-	-	5,660,103
Energy	1,117,577	-	-	1,117,577
Financial	12,142,123	2,764,081	-	14,906,204
Industrial	-	2,068,392	-	2,068,392
Technology	-	9,205,962	-	9,205,962
Utilities	3,041,355	-	-	3,041,355
Short-Term Investments	18,107,704	-	-	18,107,704
Total Investments	$46,511,587	$235,821,801	$-	$282,333,388

Liabilities
Securities Sold Short
Common Stocks*	$122,695,798	$-	$-	$122,695,798
Written Options Contracts	185,735	314,937	-	500,672
Total Liabilities	$122,881,533	$314,937	$-	$123,196,470

*	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to pricing source methodology used by preferred stocks . Preferred stocks priced using the exchange mean price are classified as Level 1, whereas preferred stocks using evaluated price/mean are classified as Level 2. The following is a reconciliation of transfers between Levels for the Fund from March 31, 2018 to June 30, 2018, represented by recognizing the June 30, 2018 market value of securities:

Transfers into Level 1	$-
Transfers out of Level 1	(2,865,527)
Net transfers in (out) of Level 1	$(2,865,527)

Transfers into Level 2	$2,865,527
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$2,865,527

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	08/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	08/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	08/29/18